Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Senior Notes (Details) $ in Millions, $ in Millions			12 Months Ended
	Mar. 15, 2018 USD ($)	Mar. 15, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 3,104	$ 3,234
Borrowings					$ 3,212	$ 3,267
Senior notes | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate			4.50%			4.50%
Senior notes | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate			6.50%			6.50%
6.65% Senior notes, due May 2018
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%		6.65%			6.65%
Borrowings	$ 500		$ 500
Redemption of noncurrent borrowings	$ 516	$ 617	$ 516	$ 617
Redemption of prepayment premium recognized in net interest expense		$ 5		5
Accrued and unpaid interest				$ 14
4.75% Senior Notes due 2015 | Senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate							1.90%	1.90%
Notional amount							$ 400
Borrowings								$ 434
Non-Recourse Bonds
Disclosure of detailed information about borrowings [line items]
Interest rate			4.509%			4.509%